Finance Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest Income [Abstract]
Cash and cash equivalents	₩ 35,474	₩ 61,380	₩ 54,687
Available-for-sale financial assets	290		29
Held-to-maturity investments	82	97	99
Loans and receivables	30,014	25,106	28,586
Short-term financial instrument	29,412	45,763	46,921
Long-term financial instrument	8,144	7,195	10,492
Trade and other receivables	102,727	102,237	100,771
Total Interest Income	206,143	241,778	241,585
Dividend income	11,477	9,446	14,069
Gains on disposal of financial assets	1,130	1,482	4
Gains on valuation of Financial assets at fair value through profit or loss	12
Gains on valuation of derivatives	16,165	293,830	610,582
Gains on transaction of derivatives	29,257	45,549	151,851
Gains on foreign currency translation of Finance Income	1,115,832	161,905	127,372
Gains on foreign currency transaction	150,602	37,553	37,377
Other finance income			148
Total Finance Income	₩ 1,530,618	₩ 791,543	₩ 1,182,988